BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Basis Of Presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2.    BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with and using accounting policies in compliance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and Interpretations of the IFRS Interpretations Committee ("IFRIC"), effective for the Company's year ended December 31, 2025.

The Board of Directors approved the consolidated financial statements for issue on February 27, 2026.

Certain comparative figures have been reclassified to conform with the current period's presentation (Note 6 and Note 8).

The preparation of consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates (Note 3 (b)).

These consolidated financial statements are presented in the Company's functional currency of US dollars and include the accounts of the Company and its wholly owned subsidiaries. The Company's material subsidiaries are Refinadora Plata Guanaceví S.A. de C.V. ("Guanaceví"), Mina Bolañitos (Note 24), and Terronera Precious Metals S.A. de C.V. ("Terronera") as well as Minera Kolpa for the period May 1, 2025, to December 31, 2025. All intercompany transactions and balances have been eliminated upon consolidation of these subsidiaries.